Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Income
Net income	$ 44,193	$ 39,812	$ 37,534
Net unrealized holding gain (loss) on securities available for sale	24,630	(34,691)	10,100
Reclassification adjustments for net gain recognized in income	(717)	(1,622)	(2,161)
Tax effect	(9,528)	14,480	(3,166)
Net unrealized gain (loss) on securities available for sale, net of tax	14,385	(21,833)	4,773
Change in overfunded position in pension and post retirement plans arising during the year	(8,367)	10,559	(1,244)
Tax effect	3,336	(4,210)	496
Change in overfunded position in pension and postretirement plans arising during the year, net of tax	(5,031)	6,349	(748)
Amortization of net actuarial (gain) loss	(297)	467	306
Amortization of prior service cost (credit)	199	(262)	(262)
Tax effect	38	(82)	(18)
Amortization of net actuarial (gain) loss and prior service cost (credit) on pension and postretirement plans, net of tax	(60)	123	26
Other comprehensive income (loss), net of tax	9,294	(15,361)	4,051
Comprehensive income	$ 53,487	$ 24,451	$ 41,585